Quarterly Holdings Report
for

Fidelity® Overseas Fund

January 31, 2021

OVE-QTLY-0321
1.813070.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Austria - 0.4%
Erste Group Bank AG	990,600	$30,354,101
Bailiwick of Jersey - 0.3%
Sanne Group PLC	3,782,878	28,714,431
Belgium - 0.8%
KBC Groep NV	946,654	66,309,426
Bermuda - 2.2%
Credicorp Ltd. (United States)	233,643	35,123,552
Genpact Ltd.	1,064,400	40,745,232
Hiscox Ltd. (a)	2,668,713	34,166,683
IHS Markit Ltd.	790,000	68,793,200

TOTAL BERMUDA		178,828,667

Canada - 1.0%
Constellation Software, Inc.	65,000	79,183,343
Topicus.Com, Inc. (a)(b)	120,888	454,936

TOTAL CANADA		79,638,279

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	255,900	64,955,097
China - 0.5%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	4,468,200	39,136,503
Denmark - 1.2%
DSV Panalpina A/S	608,800	95,324,296
Finland - 0.6%
Nordea Bank ABP (Stockholm Stock Exchange)	6,410,800	51,957,702
France - 12.5%
Air Liquide SA	396,746	64,886,633
ALTEN (a)	459,856	48,606,873
Amundi SA (c)	523,506	39,007,463
BNP Paribas SA (a)	1,608,800	77,151,113
Capgemini SA	614,533	89,119,099
Dassault Systemes SA	356,300	71,235,900
Edenred SA	1,231,479	66,907,034
Kering SA	105,626	69,423,605
Legrand SA	941,000	86,674,046
LVMH Moet Hennessy Louis Vuitton SE	271,263	164,004,388
Pernod Ricard SA	401,300	75,825,528
Safran SA (a)	579,800	72,885,328
SR Teleperformance SA	292,766	95,998,325

TOTAL FRANCE		1,021,725,335

Germany - 6.6%
adidas AG	208,442	66,274,154
Allianz SE	450,100	101,880,740
Deutsche Borse AG	448,600	72,187,245
Hannover Reuck SE	426,300	66,219,054
Merck KGaA	385,400	64,402,589
SAP SE	326,545	41,434,666
Siemens Healthineers AG (c)	871,000	48,918,055
Vonovia SE	1,115,100	74,617,080

TOTAL GERMANY		535,933,583

Hong Kong - 1.8%
AIA Group Ltd.	11,975,400	144,384,462
India - 1.4%
HDFC Bank Ltd. (a)	3,058,300	58,443,426
Reliance Industries Ltd.	140,753	1,868,851
Reliance Industries Ltd.	2,079,600	52,573,692

TOTAL INDIA		112,885,969

Ireland - 2.9%
Flutter Entertainment PLC	237,274	44,295,007
Kerry Group PLC Class A	476,948	64,767,747
Kingspan Group PLC (Ireland) (a)	618,400	42,025,722
Linde PLC	191,300	46,945,020
UDG Healthcare PLC (United Kingdom)	3,744,303	41,862,895

TOTAL IRELAND		239,896,391

Italy - 1.7%
FinecoBank SpA	3,649,600	57,023,015
GVS SpA (c)	522,300	9,475,866
Recordati SpA	1,381,730	71,632,829

TOTAL ITALY		138,131,710

Japan - 15.7%
A/S One Corp.	54,800	8,025,510
Curves Holdings Co. Ltd.	1,062,250	8,447,699
Daikin Industries Ltd.	345,000	72,840,696
Elecom Co. Ltd.	611,350	28,978,498
Hoya Corp.	923,000	118,035,085
Iriso Electronics Co. Ltd.	496,500	22,586,496
Kao Corp.	809,300	58,697,333
Keyence Corp.	166,560	89,270,881
KH Neochem Co. Ltd.	922,200	20,786,808
Koshidaka Holdings Co. Ltd.	1,062,250	4,228,920
Nexon Co. Ltd.	1,898,600	57,731,071
Nitori Holdings Co. Ltd.	259,600	51,525,934
NOF Corp.	946,200	45,437,835
Olympus Corp.	2,685,200	48,438,450
Oracle Corp. Japan	240,200	28,320,875
Persol Holdings Co. Ltd.	2,264,500	42,351,955
Recruit Holdings Co. Ltd.	1,907,400	82,966,990
Relo Group, Inc.	1,359,400	33,795,194
S Foods, Inc.	604,100	20,070,342
SMC Corp.	127,300	77,003,466
Sony Corp.	1,385,200	132,581,179
Suzuki Motor Corp.	944,400	42,448,186
TIS, Inc.	1,240,600	27,596,525
Tokyo Electron Ltd.	257,600	97,904,969
Tsuruha Holdings, Inc.	426,500	56,679,364

TOTAL JAPAN		1,276,750,261

Kenya - 0.4%
Safaricom Ltd.	98,250,200	31,977,028
Korea (South) - 1.6%
LG Chemical Ltd.	74,990	61,486,449
Samsung Electronics Co. Ltd.	903,970	66,278,794

TOTAL KOREA (SOUTH)		127,765,243

Luxembourg - 0.1%
InPost SA	375,200	9,015,414
Netherlands - 7.9%
ASM International NV (Netherlands)	231,100	59,231,336
ASML Holding NV (Netherlands)	360,900	192,667,917
BE Semiconductor Industries NV	588,100	40,437,605
Euronext NV (c)	358,800	38,687,221
IMCD NV	706,424	87,656,966
JDE Peet's BV	970,211	37,429,532
Koninklijke Philips Electronics NV	1,903,398	103,752,659
Wolters Kluwer NV	997,600	82,856,029

TOTAL NETHERLANDS		642,719,265

New Zealand - 0.6%
EBOS Group Ltd.	2,243,701	46,144,700
Norway - 0.6%
Schibsted ASA (A Shares)	1,285,900	48,610,354
South Africa - 0.9%
Naspers Ltd. Class N	333,000	77,032,661
Spain - 3.8%
Aena Sme SA (a)(c)	321,200	49,620,554
Amadeus IT Holding SA Class A	1,193,857	76,219,765
Cellnex Telecom SA (c)	1,018,500	59,711,192
Iberdrola SA	8,980,718	121,900,285
Iberdrola SA rights (a)	10,468,290	2,029,939

TOTAL SPAIN		309,481,735

Sweden - 6.6%
Addlife AB	3,592,872	62,860,104
AddTech AB (B Shares)	4,038,464	53,644,496
ASSA ABLOY AB (B Shares)	2,781,700	68,796,390
Atlas Copco AB (A Shares)	1,359,086	73,734,967
Hexagon AB (B Shares)	1,031,206	90,332,180
Indutrade AB	4,577,601	94,112,448
Nordnet AB	1,704,463	27,454,821
Swedish Match Co. AB	841,200	65,030,600

TOTAL SWEDEN		535,966,006

Switzerland - 10.6%
Alcon, Inc. (a)	709,700	50,892,587
Julius Baer Group Ltd.	1,210,979	73,270,682
Lonza Group AG	121,462	77,577,739
Nestle SA (Reg. S)	1,901,240	213,122,513
Roche Holding AG (participation certificate)	520,798	179,733,684
Sika AG	353,652	96,239,399
Sonova Holding AG Class B	229,861	55,584,686
Temenos Group AG	228,420	28,938,756
Zurich Insurance Group Ltd.	211,490	84,572,257

TOTAL SWITZERLAND		859,932,303

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,666,000	77,451,512
United Kingdom - 9.7%
Beazley PLC	7,068,600	30,159,222
Compass Group PLC	4,507,298	80,512,878
Cranswick PLC	729,261	34,112,584
Dechra Pharmaceuticals PLC	860,495	42,515,000
Diageo PLC	2,806,200	112,661,048
Diploma PLC	1,553,695	49,345,473
Dr. Martens Ltd. (a)	779,900	3,953,746
JTC PLC (c)	2,622,500	21,846,768
London Stock Exchange Group PLC	867,358	102,968,486
Mondi PLC	2,609,900	61,774,613
RELX PLC (London Stock Exchange)	3,585,800	89,049,645
Rentokil Initial PLC (a)	10,825,800	73,808,858
Smith & Nephew PLC	2,906,300	61,188,657
Volution Group PLC (a)	7,137,967	28,557,850

TOTAL UNITED KINGDOM		792,454,828

United States of America - 5.7%
Ares Management Corp.	943,800	42,622,008
Boston Scientific Corp. (a)	987,900	35,011,176
Equifax, Inc.	232,300	41,142,653
Fidelity National Information Services, Inc.	257,100	31,741,566
Global Payments, Inc.	304,424	53,736,924
Intercontinental Exchange, Inc.	510,500	56,333,675
Marsh & McLennan Companies, Inc.	568,800	62,516,808
Moody's Corp.	157,300	41,882,698
NICE Systems Ltd. sponsored ADR (a)	149,797	39,138,960
Roper Technologies, Inc.	146,200	57,443,442

TOTAL UNITED STATES OF AMERICA		461,569,910

TOTAL COMMON STOCKS
(Cost $5,685,925,710)		8,125,047,172

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.09% (d)
(Cost $55,359,068)	55,347,998	55,359,068
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $5,741,284,778)		8,180,406,240
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(36,724,297)
NET ASSETS - 100%		$8,143,681,943

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,267,119 or 3.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,320
Fidelity Securities Lending Cash Central Fund	11,182
Total	$37,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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